Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MID CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000711674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 4, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Morgan Stanley Mid Cap Growth Fund (Prospectus Summary): | Morgan Stanley Mid Cap Growth Fund
MID CAP GROWTH FUND
Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY MID CAP GROWTH FUND Dated January 31, 2011
The second sentence of the fourth paragraph under the section entitled "Fund Summary ��� Principal Investment Strategies" is deleted and replaced with the following:
The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments and other related instruments and techniques.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary): | Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID CAP GROWTH FUND
Supplement Text	ck0000711674_SupplementTextBlock	Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY MID CAP GROWTH FUND Dated January 31, 2011
Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph under the section entitled "Fund Summary ��� Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0000711674_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Mid Cap Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRAX
Morgan Stanley Mid Cap Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRBX
Morgan Stanley Mid Cap Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRCX
Morgan Stanley Mid Cap Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRDX